RESTRICTED STOCK (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options And Restricted Stock
Aggregate restricted shares of Common Stock pursuant to 2008 plan	64,088
Fair Value of restricted stock	$ 313,000
Share-based compensation expense	355,000	200,000
Shares of non-vested restricted stock	322,590
Restricted stock issued and outstanding			$ 574,024	$ 323,463	$ 393,249
outstanding restricted stock grants			316,042
weighted-average grant-date value	$ 3.37		$ 16.60
Total unrecognized compensation expense	863,000		1,861,000
FDA Approval [Member]
Stock Options And Restricted Stock
Restricted stock to vest upon FDA approval	165,460
Yearly [Member]
Stock Options And Restricted Stock
Restricted stock to vest upon FDA approval	157,130